Revenue recognition and operating segments - Revenue and profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Revenue	£ 3,714	£ 2,957	£ 2,803
Operating profit	317	347	294
Share of profit from associates (net of tax)	9	8	8
Net adjusted interest payable	(48)	(34)	(37)
Net interest adjustments	18	4	(35)
Profit before tax	296	325	230
Impairment losses related to property, plant and equipment	8	0
North America
Disclosure of operating segments
Impairment losses related to ROU assets	17	0	0
Impairment losses related to property, plant and equipment	8	0	0
Operating segments
Disclosure of operating segments
Revenue	3,708	2,950	2,792
Operating profit	691	549	492
Operating segments | Pest control
Disclosure of operating segments
Revenue	2,695	1,952	1,718
Operating profit	498	364	278
Operating segments | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	821	832	901
Operating profit	162	168	195
Operating segments | France Workwear
Disclosure of operating segments
Revenue	192	166	173
Operating profit	31	17	19
Operating segments | North America
Disclosure of operating segments
Revenue	1,849	1,291	1,197
Operating profit	315	216	209
Operating segments | North America | Pest control
Disclosure of operating segments
Revenue	1,746	1,149	979
Operating profit	297	187	131
Operating segments | North America | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	103	142	218
Operating profit	18	29	78
Operating segments | Europe (incl LATAM)
Disclosure of operating segments
Revenue	941	832	827
Operating profit	187	163	153
Operating segments | Europe (incl LATAM) | Pest control
Disclosure of operating segments
Revenue	427	350	324
Operating profit	103	92	75
Operating segments | Europe (incl LATAM) | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	322	316	330
Operating profit	53	54	59
Operating segments | Europe (incl LATAM) | France Workwear
Disclosure of operating segments
Revenue	192	166	173
Operating profit	31	17	19
Operating segments | UK & Sub Saharan Africa
Disclosure of operating segments
Revenue	370	359	327
Operating profit	96	95	59
Operating segments | UK & Sub Saharan Africa | Pest control
Disclosure of operating segments
Revenue	187	176	163
Operating profit	48	46	37
Operating segments | UK & Sub Saharan Africa | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	183	183	164
Operating profit	48	49	22
Operating segments | Asia & MENAT
Disclosure of operating segments
Revenue	321	271	263
Operating profit	45	36	36
Operating segments | Asia & MENAT | Pest control
Disclosure of operating segments
Revenue	231	187	171
Operating profit	34	25	20
Operating segments | Asia & MENAT | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	90	84	92
Operating profit	11	11	16
Operating segments | Pacific
Disclosure of operating segments
Revenue	227	197	178
Operating profit	48	39	35
Operating segments | Pacific | Pest control
Disclosure of operating segments
Revenue	104	90	81
Operating profit	16	14	15
Operating segments | Pacific | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	123	107	97
Operating profit	32	25	20
Central and regional overheads
Disclosure of operating segments
Revenue	6	7	11
Operating profit	(108)	(97)	(95)
Restructuring costs
Disclosure of operating segments
Operating profit	(12)	(10)	(13)
Adjusted Operating Profit
Disclosure of operating segments
Operating profit	571	442	384
One-off and adjusting items
Disclosure of operating segments
Operating profit	(136)	(21)	(8)
Amortisation and impairment of intangible assets
Disclosure of operating segments
Operating profit	£ (118)	£ (74)	£ (82)